Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 99.1%
Diversified Telecommunication Services – 0.8%
Cellnex Telecom SAž,*	97,323	$3,158,109
Equity Real Estate Investment Trusts (REITs) – 4.4%
British Land Co PLC	555,210	2,879,006
KDX Realty Investment Corp	3,890	3,786,812
Merlin Properties Socimi SA	360,714	4,027,581
Mirvac Group	2,625,517	3,275,910
United Urban Investment Corp	3,066	2,724,419
		16,693,728
Health Care Providers & Services – 1.7%
Chartwell Retirement Residences	691,425	6,495,220
Health Care Real Estate Investment Trusts (REITs) – 7.6%
Sabra Health Care Inc	770,134	11,860,064
Welltower Inc	163,996	17,096,583
		28,956,647
Hotel & Resort Real Estate Investment Trusts (REITs) – 0.6%
Japan Hotel Investment Corp	4,705	2,274,999
Hotels, Restaurants & Leisure – 1.9%
Wyndham Hotels & Resorts Inc	95,747	7,085,278
Industrial Real Estate Investment Trusts (REITs) – 19.9%
Americold Realty Trust	202,671	5,176,217
Ascendas	3,420,500	6,454,611
EastGroup Properties Inc	49,902	8,488,330
First Industrial Realty Trust Inc	206,992	9,834,190
Goodman Group	531,185	12,238,212
Nippon Prologis Inc	1,937	3,019,703
Prologis Inc	137,962	15,494,512
Segro PLC	575,792	6,542,216
STAG Industrial Inc	176,565	6,366,934
Tritax Big Box REIT PLC	1,312,103	2,571,264
		76,186,189
Information Technology Services – 0.9%
NEXTDC Ltd*	306,521	3,582,951
Office Real Estate Investment Trusts (REITs) – 3.6%
Helical PLC	530,000	1,659,490
Kilroy Realty Corp	263,945	8,227,165
Orix JREIT Inc	1,921	1,902,708
Workspace Group PLC	264,000	1,986,420
		13,775,783
Real Estate Management & Development – 17.3%
CBRE Group Inc*	80,767	7,197,147
China Resources Land Ltd	2,321,000	7,883,722
Corp Inmobiliaria Vesta SAB de CV (ADR)	131,114	3,932,109
CTP NVž	190,827	3,244,515
Fastighets AB Balder - Class B*	510,000	3,508,333
LEG Immobilien AG	42,937	3,505,564
Mitsubishi Estate Co Ltd	442,151	6,966,036
Mitsui Fudosan Co Ltd	1,474,300	13,562,580
Sun Hung Kai Properties Ltd	776,000	6,709,302
VGP NV	28,694	3,203,384
Vonovia SE	228,581	6,487,128
		66,199,820
Residential Real Estate Investment Trusts (REITs) – 10.9%
AvalonBay Communities Inc	54,704	11,317,711
Canadian Apartment Properties	260,536	8,466,134
Equity LifeStyle Properties Inc	135,004	8,792,811
Nippon Accommodations Fund Inc	825	3,279,876
UDR Inc	194,067	7,985,857
UNITE Group PLC	178,000	2,008,145
		41,850,534
Retail Real Estate Investment Trusts (REITs) – 13.4%
Agree Realty Corp	117,109	7,253,731
CapitaLand Mall Trust	5,176,800	7,532,810
Hammerson PLC	7,500,000	2,624,908
Japan Retail Fund Investment Corp	6,344	3,569,058
Kimco Realty Corp	441,123	8,584,254

	Shares	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – (continued)
Macerich Co	441,266	$6,813,147
NNN Inc	176,593	7,522,862
Scentre Group	2,403,394	5,002,603
Unibail-Rodamco-Westfield*	32,174	2,539,656
		51,443,029
Specialized Real Estate Investment Trusts (REITs) – 16.1%
CubeSmart	238,823	10,787,635
Equinix Inc	30,115	22,785,008
Public Storage	59,723	17,179,321
Safestore Holdings PLC	254,783	2,479,190
SBA Communications Corp	42,233	8,290,338
		61,521,492
Total Common Stocks (cost $369,756,271)		379,223,779
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $2,978,303)	2,977,707	2,978,303
Total Investments (total cost $372,734,574) – 99.9%		382,202,082
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		207,214
Net Assets – 100%		$382,409,296

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$217,117,398	56.8%
Japan	41,086,191	10.7
Australia	24,099,676	6.3
United Kingdom	22,750,639	6.0
Canada	14,961,354	3.9
Singapore	13,987,421	3.7
Germany	9,992,692	2.6
China	7,883,722	2.1
Spain	7,185,690	1.9
Hong Kong	6,709,302	1.8
Mexico	3,932,109	1.0
Sweden	3,508,333	0.9
Netherlands	3,244,515	0.8
Belgium	3,203,384	0.8
France	2,539,656	0.7
Total	$382,202,082	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$1,792,180	$84,148,387	$(82,962,085)	$-	$(179)	$2,978,303	2,977,707	$103,829
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	4,557,000	19,744,141	(24,301,141)	-	-	-	-	5,979 ∆
Total Affiliated Investments - 0.8%
	$6,349,180	$103,892,528	$(107,263,226)	$-	$(179)	$2,978,303	2,977,707	$109,808

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$6,402,624, which represents 1.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Health Care Providers & Services	$6,495,220	$-	$-
Health Care Real Estate Investment Trusts (REITs)	28,956,647	-	-
Hotels, Restaurants & Leisure	7,085,278	-	-
Industrial Real Estate Investment Trusts (REITs)	45,360,183	30,826,006	-
Office Real Estate Investment Trusts (REITs)	8,227,165	5,548,618	-
Real Estate Management & Development	11,129,256	55,070,564	-
Residential Real Estate Investment Trusts (REITs)	36,562,513	5,288,021	-
Retail Real Estate Investment Trusts (REITs)	30,173,994	21,269,035	-
Specialized Real Estate Investment Trusts (REITs)	59,042,302	2,479,190	-
All Other	-	25,709,787	-
Investment Companies	-	2,978,303	-
Total Assets	$233,032,558	$149,169,524	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70229 08-24